Leases (Tables)	9 Months Ended
Sep. 30, 2024
Lease Disclosure [Abstract]
Schedule of Right-of-use Assets
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – December 31, 2023	5,154	332	5,486
Additions	1,273	—	1,273
Modifications to and disposals of lease contracts	(236)	(154)	(390)
Effects of foreign exchange	(17)	(3)	(20)
Balance – September 30, 2024	6,174	175	6,349

	Premises	Others	Total

Accumulated amortization
Balance – December 31, 2023	3,886	258	4,144
Amortization	1,055	20	1,075
Modifications to and disposals of lease contracts	(217)	(154)	(371)
Effects of foreign exchange	(54)	17	(37)
Balance – September 30, 2024	4,670	141	4,811

Carrying value
Net balance – December 31, 2023	1,268	74	1,342
Net balance – September 30, 2024	1,504	34	1,538

Schedule of Lease Obligations
The Company’s lease obligations are as follows:

2024
$
Balance – January 1	2,109
Additions	1,273
Disposals	(29)
Interest accretion	114
Lease repayments	(1,460)
Effects of foreign exchange	21
Balance -September 30	2,028

Current	1,703
Non-current	325
2,028